Expense Example - Pioneer Disciplined Value Fund	Dec. 31, 2021 USD ($)
A
Expense Example:
1	$ 663
3	848
5	1,050
10	1,630
C
Expense Example:
1	272
3	533
5	918
10	1,998
K
Expense Example:
1	46
3	162
5	288
10	657
R
Expense Example:
1	130
3	406
5	702
10	1,545
Y
Expense Example:
1	46
3	186
5	338
10	$ 780